Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk management
Schedule of carrying amounts and fair values of financial assets and financial liabilities

The table excludes fair value information for financial assets and financial liabilities that are not measured at fair value, provided that the carrying amount is a reasonable approximation of fair value.

			December 31, 2024
Financial assets	Note	Level	Fair value	Carrying amount
Derivative financial instruments	17	2	723	723
Cash and cash equivalents	5	1	56,621	56,621

Financial liabilities
Derivative financial instruments	17	2	(2,370)	(2,370)
Loans and borrowings	13	2	(136,608)	(138,735)

			December 31, 2023
Financial assets	Note	Level	Fair value	Carrying amount
Derivative financial instruments	17	2	1,987	1,987
Cash and cash equivalents	5	1	43,715	43,715
Financial investments		1	4,136	4,136

Financial liabilities
Loans and borrowings	13	-	(150,262)	(150,262)

Schedule of foreign currency risk

The exposure to significant exchange rate fluctuations is detailed as follows:

	December 31, 2024
	US$	£	Other currencies
Accounts receivable	6,676	-	1,384
Restricted cash - escrow account	-	4,247	-
Derivatives	(2,370)	-	-
Loans and borrowings	(27,043)	-	-
Accounts payable for business acquired	-	(4,265)	-
Net exposure	(22,737)	(18)	1,384

	December 31, 2023
	US$	£	Other currencies
Financial investments	557	97	-
Accounts receivable	50,764	13,467	2,293
Restricted cash - escrow account	-	4,135	-
Derivatives	563	-	-
Suppliers and other payables	(824)	(164)	(351)
Loans and borrowings	(22,855)	-	-
Lease liabilities	(4,313)	(224)	(371)
Accounts payable for business acquired	(15,388)	(4,142)	-
Net exposure	8,504	13,169	1,571

Schedule of sensitivity analysis of non-derivative financial instruments

	December 31, 2024		December 31, 2023
	CDI	SOFR	CDI	SOFR
Short-term financial investments	31,758	-	13,672	-
Loans and borrowings	(35,195)	(80,454)	(48,759)	(84,024)
Accounts payable for business acquired	(5,490)	-	(8,372)	-
Derivatives (interest rate swap)	-	16,746	-	22,855
Net exposure	(8,927)	(63,708)	(43,459)	(61,169)

Schedule of cash flow hedge

The schedule of cash flow hedge involving the Group´s future revenues as of December 31, 2024 is set forth below:

					Present value of hedge on December 31, 2024
Hedging instrument	Hedged transaction	Nature of the risk	Maturity date	US$	R$
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly revenues	Foreign Currency - Real vs US Dollar Spot Rate
Export credit note			2022 to 2026	16,500	102,163
Advance on foreign exchange contract			2025	10,000	61,917
Total amounts designated as of December 31, 2024				26,500	164,080

Schedule of reconciliation of exports designated at fair value through other comprehensive income

The rollforward of the gross amount of exchange variations accumulated in other comprehensive income as of December 31, 2024, resulting from realized and expected revenues, is presented below:

	December 31, 2023	Effective portion of changes in fair value recognized in other comprehensive income	Reclassified to the statements of profit or loss	December 31, 2024
Export credit note	(442)	(4,905)	888	(4,459)
Advance on foreign exchange contract	(60)	(1,305)	-	(1,365)
Total	(502)	(6,210)	888	(5,824)

	January 1, 2023	Effective portion of changes in fair value recognized in other comprehensive income	Reclassified to the statements of profit or loss	Ineffective portion recognized in other comprehensive income	December 31, 2023
Export credit note	(2,596)	2,078	76	-	(442)
Advance on foreign exchange contract	(564)	242	752	(490)	(60)
Total	(3,160)	2,320	828	(490)	(502)

Schedule of maximum credit risk exposure

The carrying amount of financial assets represents the maximum credit exposure. The maximum credit risk exposure on the date of the consolidated financial statements is:

	Note	December 31, 2024	December 31, 2023
Cash and cash equivalents	5	56,621	43,715
Financial investments		-	654
Accounts receivable and contract assets	6	115,973	127,976
Derivatives	17	723	1,987
Other receivables (current and non-current)		8,286	5,804
Total		181,603	180,136

Schedule of exposure to credit risk for trade receivables, contract assets and other receivables by country

As of 31 December 2024, the exposure to credit risk for trade receivables, contract assets and other receivables by country was as follows:

	December 31, 2024	December 31, 2023
United States of America	68,427	60,446
Brazil	41,319	51,591
United Kingdom	12,156	18,771
Other countries	2,357	2,972
Total	124,259	133,780

Schedule of remaining contractual maturities of financial liabilities
		December 31, 2024
	Note	Carrying amount	Cash contractual cash flow	6 months or less	6-12 months	1-2 years	2-5 Years
Financial liabilities
Suppliers and other payables		4,803	4,803	4,803	-	-	-
Loans and borrowings	13	138,735	161,076	15,714	40,168	46,012	59,182
Lease liabilities	14	9,495	10,443	2,425	1,984	3,297	2,737
Accounts payable for business acquired	15	9,911	10,081	4,938	1,489	1,713	1,941
Contract liability		6,766	6,766	6,766	-	-	-
Other liabilities (current and non-current)		5,586	5,586	3,763	-	47	1,776
Derivatives	17	2,370	2,370	2,370	-	-	-
Total		177,666	201,125	40,779	43,641	51,069	65,636

		December 31, 2023
	Note	Carrying amount	Cash contractual cash flow	6 months or less	6-12 months	1-2 years	2-5 Years
Financial liabilities
Suppliers and other payables		4,480	4,480	4,480	-	-	-
Loans and borrowings	13	150,262	188,261	11,919	23,457	93,720	59,164
Lease liabilities	14	9,275	10,484	2,695	1,840	2,760	3,188
Accounts payable for business acquired	15	28,103	30,643	799	17,769	7,253	4,823
Contract liability		9,931	9,931	9,931	-	-	-
Other liabilities (current and non-current)		7,248	7,248	7,248	-	-	-
Total		209,299	251,047	37,072	43,066	103,733	67,175

Foreign currency risk
Financial risk management
Schedule of sensitivity analysis of non-derivative financial instruments
	US$ exposure
	Exchange rate	December 31, 2024
Assets (liabilities) net exposure	6.1923	(22,737)

Effects on profit or loss

Reasonably possible scenario -4.10%	5.9398	927
Exchange rate depreciation -47%	3.2819	10,686
Exchange rate depreciation -17%	5.1396	3,865
Exchange rate appreciation 47%	9.1027	(10,686)
Exchange rate appreciation 17%	7.2450	(3,865)

	£ exposure
	Exchange rate	December 31, 2024
Assets (liabilities) net exposure	7.7620	(18)

Effects on profit or loss

Reasonably possible scenario -2.80%	7.5439	1
Exchange rate depreciation -40%	4.6572	7
Exchange rate depreciation -17%	6.4425	3
Exchange rate appreciation 40%	10.8668	(7)
Exchange rate appreciation 17%	9.0815	(3)

Interest rate risk [member]
Financial risk management
Schedule of sensitivity analysis of non-derivative financial instruments
	CDI exposure		SOFR exposure
	Interest rate p.a.	December 31, 2024	Interest rate p.a.	December 31, 2024
Assets(liabilities) net exposure	12.15%	(8,927)	4.49%	(63,708)

Effects on profit or loss

Reasonably possible scenario +26.70% CDI	15.39%	(289)	-	-
Reasonably possible scenario -7.10% SOFR	-	-	4.17%	204
Interest rate decrease -40%	7.29%	434	-	-
Interest rate increase +40%	17.01%	(434)	-	-